Related Party Transactions - Additional Information (Detail)															3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 13, 2023 USD ($)	May 02, 2023 USD ($) shares	Jan. 30, 2023 USD ($) shares	Jan. 26, 2023 USD ($)	Dec. 20, 2022 USD ($)	Oct. 25, 2022	Aug. 09, 2022 USD ($)	Jun. 01, 2022 USD ($) StorageFacility STORAGEPROPERTY	Mar. 01, 2022	Dec. 30, 2021 USD ($) StorageFacility	Nov. 12, 2021 USD ($)	Mar. 17, 2021 USD ($)	Mar. 11, 2021 USD ($)	Jun. 28, 2019 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) StorageFacility shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) StorageFacility shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 18, 2023 USD ($)	Aug. 29, 2022 USD ($)	May 01, 2022 USD ($)	Oct. 07, 2021 USD ($)	Apr. 16, 2021 USD ($)	Mar. 10, 2021 USD ($)
Related Party Transaction [Line Items]
Gain resulting from acquisition of unconsolidated affiliates																				$ 16,101,237
Maximum dealer manager commission fee percentage of proceeds from Primary Offering																		3.00%		3.00%
Change in deferred tax liability																				$ (1,073,318)	$ (2,025,869)	$ (5,926,732)
Number of self storage facilities | StorageFacility										2								154		153
Principal borrowing amount																										$ 700,000,000
Percentage of investment fee due upon closing			1.00%
Outstanding principal, plus accrued interest																		$ 12,016,875	$ 86,237,235	$ 86,237,235	422,190,754	$ 0
Investments in and advances to Managed REITs															$ 34,331,729			34,331,729		62,371,167	12,404,380
Other Income
Related Party Transaction [Line Items]
Loss related to equity interest															300,000			700,000
Dividend distribution received															86,000			256,000
Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Reimbursements payable to SAM under the Administrative Services Agreement															$ 103,000	$ 80,000		$ 272,000	200,000	$ 300,000	200,000
Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Percentage of revenue from tenant protection programs																		0.10%		0.10%
Receivables due from related parties																				$ 2,000,000	1,400,000
SSGT II Merger Agreement
Related Party Transaction [Line Items]
Subordinated distribution value																									$ 16,100,000
Gain resulting from acquisition of unconsolidated affiliates								$ 16,100,000
Write-off of carrying value related to intangible asset								1,400,000
Change in deferred tax liability								$ 300,000
Number of self storage facilities | StorageFacility								10
Number of operating self storage property | STORAGEPROPERTY								1
Class A Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering																		7.00%		7.00%
Class T Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering																		2.00%		2.00%
Class A-2 Units
Related Party Transaction [Line Items]
Limited Partnership Units | shares														3,283,302
Managed REIT
Related Party Transaction [Line Items]
Equity method investment, ownership percentage															0.10%			0.10%		0.10%
TRS subsidiary | Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Percentage of revenue from tenant protection programs																		99.90%		99.90%
TRS subsidiary | Managed REIT
Related Party Transaction [Line Items]
Equity method investment, ownership percentage															99.90%			99.90%		99.90%
Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage									10.00%
SmartStop Asset Management
Related Party Transaction [Line Items]
Percentage of non-voting equity owned																				15.00%
SmartStop Asset Management | Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Percentage of membership interest																		100.00%		100.00%
Transfer Agent Agreement
Related Party Transaction [Line Items]
Transfer agent agreement term																		3 years		3 years
Transfer agent renewal agreement term																		1 year		1 year
Transfer agent agreement termination description																		The initial term of the transfer agent agreement was three years, which term is automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.		The initial term of the transfer agent agreement was three years, which term is automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
SST IV Advisor
Related Party Transaction [Line Items]
Monthly asset management fee one twelfth of less than one percentage of average invested assets																				one-twelfth of 0.75%
Write-off of carrying value related to intangible asset												$ 5,300,000
write-off related to special limited partnership interest												1,200,000
SST IV Advisor | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability																					1,400,000
SST IV Advisor | Minimum
Related Party Transaction [Line Items]
Monthly asset management fee																				0.0833%
SST IV Advisor | Maximum
Related Party Transaction [Line Items]
Monthly asset management fee one twelfth of less than one percentage of average invested assets																				one-twelfth of 1%
SSGT II Advisor
Related Party Transaction [Line Items]
Monthly asset management fee																		0.1042%		0.1042%
Monthly asset management fee one twelfth of less than one percentage of average invested assets																		one-twelfth of 1.25%
SST VI Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract															1.00%			1.00%		1.00%
Monthly asset management fee																		0.0625%		0.0625%
Reimbursable Costs																		$ 31,000	$ 15,000	$ 23,000
Monthly asset management fee one twelfth of less than one percentage of average invested assets																		one-twelfth of 0.75%
SST VI Advisory Agreement | Class W
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement						1.50%												1.00%		1.00%
Shares sold in public offering | shares																		57,000	0	6,000
SST VI Advisory Agreement | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage									10.00%
SSGT III Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract															1.00%			1.00%		1.00%
Monthly asset management fee																		0.0625%		0.0625%
Monthly asset management fee one twelfth of less than one percentage of average invested assets																		one-twelfth of 0.75		one-twelfth of 0.75%
SSGT III Advisory Agreement | Disposition Fee
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price															1.50%			1.50%		1.50%
SSGT III Advisory Agreement | Disposition Fee | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price															10.00%			10.00%		10.00%
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties																				$ 15,000	60,000
Payables to related parties															$ 24,000			$ 24,000
Administrative Services Agreement | Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Administrative service fees															36,000	265,000		$ 536,000	$ 590,000	700,000	600,000
SST VI OP
Related Party Transaction [Line Items]
Description of preferred investor distributions																		SmartStop, through its subsidiary, received distributions, payable monthly in arrears, at a rate of 7.0% per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly.
Investment													$ 5,000,000
Term													6 months
Payment of term loan with accrued interest											$ 2,100,000
Purchase units of limited partnership interest | shares			600,000
Purchase commitment amount			$ 15,000,000
SST VI OP | Up to Second Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears			7.00%
SST VI OP | Up to Third Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears			8.00%
SST VI OP | Up to Fourth Anniversary
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears			9.00%
SST VI OP | Investment Thereafter
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears			10.00%
SST VI OP | Subsequent Event [Member]
Related Party Transaction [Line Items]
Description of preferred investor distributions			The Preferred Investor will receive distributions, payable monthly in arrears, at a rate of 7.0 % per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each Preferred Unit has a liquidation preference of $25.00, plus all accumulated and unpaid distributions.
Purchase units of limited partnership interest | shares			600,000
Purchase commitment amount			$ 15,000,000
Percentage of investment fee due upon closing			1.00%
Investments in and advances to Managed REITs			$ 15,000,000
SST VI OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest																200,000			500,000	1,800,000
Dividend distribution received																100,000			300,000	$ 315,000
SST VI OP | Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock shares redeemed | shares		600,000
Interest payable		$ 15,100,000
SST VI OP | Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Self storage facility acquired													$ 16,000,000
Property Management Agreement
Related Party Transaction [Line Items]
Percentage of fee of former external property managers																		6.00%		6.00%
Construction management fee																		5.00%		5.00%
Cost of construction or capital improvement work																		$ 10,000		$ 10,000
One time fee for former external property managers																		3,750		3,750
Write-off of carrying value related to intangible asset								$ 600,000				$ 1,900,000
Property Management Agreement | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability																	$ 200,000		200,000	(500,000)
Property Management Agreement | Minimum
Related Party Transaction [Line Items]
Our former external property management fee																		3,000		3,000
SmartStop OP
Related Party Transaction [Line Items]
Investment of preferred investor																								$ 5,000,000
Investment																												$ 5,000,000
SSGT III OP
Related Party Transaction [Line Items]
Outstanding amount															5,000,000			5,000,000		17,500,000
Investments in and advances to Managed REITs															10,408,718			10,408,718		22,320,769	0
SSGT III OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest															200,000			600,000	100,000	300,000
Dividend distribution received															69,000	$ 2,000		190,000	$ 2,000	55,000
Related Party | Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Receivables due from related parties															8,200,000			8,200,000		2,000,000
SST VI
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis	SOFR plus 3.0%
Principal borrowing amount	$ 15,000,000
Commitment Fee Percentage	1.00%
Outstanding principal, plus accrued interest		$ 51,700,000
Principal borrowing amount, currently available															15,000,000			15,000,000
Debt instrument, fee percentage	0.25%
Debt instrument, description of variable rate basis, extended	SOFR plus 4.0%
Investments in and advances to Managed REITs															23,923,011			23,923,011		40,050,400	11,802,138
SST VI | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from line of credit			$ 15,000,000
SSGT III [Member]
Related Party Transaction [Line Items]
Principal borrowing amount															$ 9,500,000			$ 9,500,000		$ 17,500,000
SSGT III [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Outstanding principal, plus accrued interest				$ 17,500,000
Mezzanine Loan | Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Debt issued													$ 3,500,000
Mezzanine Loan | SST VI OP
Related Party Transaction [Line Items]
Interest rate													8.50%
Outstanding amount											$ 3,500,000
Extension Option Mezzanine Loan | SST VI OP
Related Party Transaction [Line Items]
Interest rate													9.25%
Term													180 days
Term Loan | SST VI OP
Related Party Transaction [Line Items]
Debt issued																											$ 2,100,000
SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Number of operating self storage property | StorageFacility																				15
Debt instrument, description of variable rate basis										LIBOR plus 3.0%
Principal borrowing amount																				$ 20,000,000	38,200,000
Commitment Fee Percentage										1.00%
SST VI Mezzanine Loan | Minimum
Related Party Transaction [Line Items]
Increased the principal borrowing amount					$ 45,000,000
SST VI Mezzanine Loan | Maximum
Related Party Transaction [Line Items]
Debt issued										$ 45,000,000											45,000,000
Increased the principal borrowing amount					$ 55,000,000
SST VI Mezzanine Loan | Variable Interest Entity Primary Beneficiaryis [Member]
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis					SOFR plus 3.0%
SST VI Mezzanine Loan | SST VI OP
Related Party Transaction [Line Items]
Outstanding amount																				35,000,000	$ 6,800,000
Line Of Credit Facility Additional Borrowing Capacity																				$ 15,000,000
SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt issued							$ 50,000,000
Number of operating self storage property | StorageFacility																		6		3
Debt instrument, description of variable rate basis					SOFR plus 3.0%
Line of credit facility, current borrowing capacity							$ 42,000,000
Principal borrowing amount																							$ 8,000,000
Commitment Fee Percentage							1.00%
SSGT III Mezzanine Loan | Subsequent Event [Member]
Related Party Transaction [Line Items]
Principal borrowing amount																				$ 17,500,000
SSGT III Mezzanine Loan | Minimum
Related Party Transaction [Line Items]
Increased the principal borrowing amount					$ 50,000,000
SSGT III Mezzanine Loan | Maximum
Related Party Transaction [Line Items]
Increased the principal borrowing amount					$ 77,000,000
Upon Achievement Of Certain Financial Conditions | SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis					SOFR plus 4.0%